Note 8 - Intangible Assets - Gross Carrying Amount and Accumulated Amortization of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Finite-lived intangible assets, accumulated amortization	$ (3,214)	$ (2,990)
Finite-lived intangible assets, unamortized intangible assets	2,328
Goodwill, gross carrying amount	802	802
Goodwill, accumulated impairment	0	0
Goodwill	802	802
Intangible assets (including goodwill), gross carrying amount	6,344	5,902
Intangible assets, unamortized intangible assets	3,130	2,912
Mortgage Servicing Rights [Member]
Finite-lived intangible assets, gross carrying amount	4,968	4,526
Finite-lived intangible assets, accumulated amortization	(2,796)	(2,671)
Finite-lived intangible assets, unamortized intangible assets	2,172	1,855
Core Deposits [Member]
Finite-lived intangible assets, gross carrying amount	574	574
Finite-lived intangible assets, accumulated amortization	(418)	(319)
Finite-lived intangible assets, unamortized intangible assets	$ 156	$ 255